Income tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Deferred Income Tax Liabilities, Net	$ (15,043,116)	$ (13,436,100)	$ (12,967,270)
Deferred Income Tax Income (expense)	(1,607,016)	(468,829)	2,453,192
Trade Receivables
Statement [Line Items]
Deferred Income Tax Liabilities, Net	7,068	4,889
Deferred Income Tax Income (expense)	2,179	(2,486)	5,330
Other Financial Assets
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(34,365)	(590)
Deferred Income Tax Income (expense)	(33,774)	565,365	(104,360)
Employee Benefit Liability
Statement [Line Items]
Deferred Income Tax Liabilities, Net	222,428	166,043
Deferred Income Tax Income (expense)	56,385	1,605	27,053
Provisions and Other
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(485,967)	(442,295)
Deferred Income Tax Income (expense)	(43,671)	(535,941)	58,799
Investments in Associates
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(2,082,588)	(1,632,384)
Deferred Income Tax Income (expense)	(450,204)	(58,707)	(253,651)
Tax Loss Carry-forward
Statement [Line Items]
Deferred Income Tax Liabilities, Net	215,111	3,625,419
Deferred Income Tax Income (expense)	(3,410,309)	226,900	446,436
Deferred Income
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(3,739,124)	(3,975,695)
Deferred Income Tax Income (expense)	236,571	352,040	1,429,476
Tax Inflation Adjustment - Asset
Statement [Line Items]
Deferred Income Tax Liabilities, Net	179,936	282,203
Deferred Income Tax Income (expense)	(102,268)	(640,753)	922,957
Tax Inflation Adjustment - Liability
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(2,242,370)	(3,340,026)
Deferred Income Tax Income (expense)	1,097,656	(1,654,353)	(1,685,675)
Property, Plant and Equipment - Material & Spare Parts - Intangible Assets
Statement [Line Items]
Deferred Income Tax Liabilities, Net	(7,083,245)	(8,123,664)
Deferred Income Tax Income (expense)	$ 1,040,419	$ 1,277,501	$ 1,606,827